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                      SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION
                                 ("SAI")

                          Stein Roe Asia Pacific Fund
                            Stein Roe Balanced Fund
                      Stein Roe Capital Opportunities Fund
                        Stein Roe Disciplined Stock Fund
                          Stein Roe International Fund
                              Stein Roe Focus Fund
                          Stein Roe Midcap Growth Fund
                       Stein Roe Small Company Growth Fund
                          Stein Roe Young Investor Fund
                        Stein Roe Intermediate Bond Fund
                              Stein Roe Income Fund
                            Stein Roe High Yield Fund
                          Stein Roe Cash Reserves Fund
                      Stein Roe High Yield Municipals Fund
                     Stein Roe Intermediate Municipals Fund
                      Stein Roe Municipal Money Market Fund
                        Stein Roe Managed Municipals Fund
                 Stein Roe Institutional Client High Yield Fund
                           Liberty Floating Rate Fund
            Liberty-Stein Roe Institutional Floating Rate Income Fund
                           Liberty Young Investor Fund
                            Liberty Growth Stock Fund
                         Liberty Intermediate Bond Fund
                  Stein Roe Advisor High-Yield Municipals Fund


The section of the SAI entitled "INVESTMENT ADVISORY and OTHER SERVICES" is supplemented as follows:

On November 1, 2000, Liberty Financial announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.





                                                              November 1, 2000




DIR-35/811D-1100